Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Goodwill [line items]
CGU: MAT NV SAM BE	€ 3,241	€ 3,241	€ 3,241
CGU: e-Prototype	749	800	794
CGU: Actech	8,812	8,812	8,812
CGU: OrthoView	4,445	4,683	4,467
CGU: MAT NV Manufacturing (Metal)	177	177	177
CGU: Engimplan	0	1,894	0
CGU: RS Print	2,918	0	0
Total Goodwill	€ 20,342	€ 19,607	€ 17,491

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.